Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net income	$ 34,904	$ 30,117	$ 25,598
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	14,852	13,939	14,025
Stock-based compensation	956		74
Change in deferred taxes, net	(2,999)	(1,650)	(1,893)
Amortization of marketable securities premium and accretion of discount	96	(70)	117
Exchange rate of loans	71	1,362	1,895
Net change in operating assets and liabilities:
Trade receivables, net	(27,539)	(3,939)	6,550
Other long-term and short-term accounts receivable and prepaid expenses	263	3,399	9,594
Trade payables	8,771	1,899	(5,273)
Accrued expenses and other accounts payable	6,395	8,175	(7,673)
Deferred revenues	2,040	(936)	2,934
Net cash provided by operating activities	37,810	52,296	45,948
Cash flows from investing activities:
Capitalized software development costs	(3,193)	(3,302)	(4,143)
Purchase of property and equipment	(1,439)	(2,772)	(1,379)
Cash paid in conjunction with acquisitions, net of acquired cash (a)	(6,832)	(16,534)	(22,603)
Proceeds from maturity and sale of marketable securities		5,429	3,356
Investment in long-term bank deposits	(93)		(714)
Proceeds from (investment in) short-term bank deposits	(5,297)	7,575	10,043
Net cash used in investing activities	(16,854)	(9,604)	(15,440)
Cash flows from financing activities:
Proceeds from exercise of options by employees	41	256	69
Issuance of ordinary shares, net			104
Dividend paid	(21,780)	(12,503)	(14,963)
Dividend paid to non-controlling interests	(569)	(931)	(457)
Dividend paid to redeemable non-controlling interests	(3,664)	(4,174)	(3,395)
Purchase of redeemable non-controlling interest	(511)	(18,016)	(5,592)
Payments of deferred and contingent consideration related to acquisitions	(5,343)	(4,596)
Short-term and long-term loans received	25,558	9,686	878
Repayment of short-term and long-term loans	(14,467)	(9,369)	(13,624)
Net cash provided used in financing activities	(20,735)	(39,647)	(36,980)
Effect of exchange rate changes on cash and cash equivalents	(258)	3,167	1,261
Increase (decrease) in cash and cash equivalents	(37)	6,212	(5,211)
Cash and cash equivalents at the beginning of the year	88,127	81,915	87,126
Cash and cash equivalents at end of the year	88,090	88,127	81,915
Fair value of assets acquired and liabilities assumed at the date of acquisition:
Net assets, excluding acquired cash	506	(740)	(6,501)
Intangible assets, net of deferred taxes	(4,816)	(10,231)	(14,411)
Goodwill	(8,544)	(12,168)	(19,051)
Deferred and contingent liabilities assumed in current year business combinations	5,303	3,459	17,002
Non-controlling interests and redeemable non-controlling interests	719	3,146	358
Cash paid in conjunction with acquisitions, net of acquired cash total	(6,832)	(16,534)	(22,603)
Non-cash activities:
Operating lease, right of use assets	2,801	1,652	5,949
Cash paid (received), net during the year for:
Income taxes	13,050	7,835	6,736
Interest	$ 544	$ 371	$ (152)